8. LINE OF CREDIT/TERM DEBT - SILICON VALLEY BANK AND CONVERTIBLE LINE OF CREDIT (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Apr. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Gain on settlement of debt			$ 0	$ 107,081
Proceeds from line of credit			750,000
Convertible Line of Credit			960,000	923,232
Revolver [Member]
Line of credit maximum borrowing capacity			$ 3,000,000
Line of credit maturity date			Dec. 31, 2019
Convertible Line of Credit			$ 960,000	923,232
Unamortized discount				226,768
Accrued interest			12,909
Revolver [Member] | Other Drawdowns [Member]
Proceeds from line of credit			1,513,013
Repayment of credit line			553,013
Revolver [Member] | Initial Draw Down [Member]
Proceeds from line of credit				$ 850,000
Warrants issued				1,416,667
Warrants issued fair value				$ 122,992
Beneficial conversion features				243,223
Revolver [Member] | Second Draw Down [Member]
Proceeds from line of credit				$ 300,000
Warrants issued				500,000
Warrants issued fair value				$ 56,620
Beneficial conversion features				175,261
Revolver [Member] | Third Drawdown [Member]
Proceeds from line of credit			$ 290,000
Warrants issued			407,784
Warrants issued fair value			$ 61,282
Beneficial conversion features			161,829
Unamortized discount			$ 212,420
Loan and Security Agreement [Member]
Line of credit maximum borrowing capacity				1,500,000	$ 1,000,000
Line of credit maturity date			Mar. 01, 2020
Line of credit interest rate terms			Monthly interest only payments through December 2017.
Commitment fee paid			$ 2,500
Reimbursement of bank expenses for documentation				10,000
Reimbursement of filing fees				$ 1,836
Payment of debt issuance costs			9,655
Proceeds from line of credit			500,000
Repayment of credit line			$ 1,500,000
Loan and Security Agreement [Member] | Keshif Ventures, LLC [Member] | Loan Guaranty [Member]
Stock issued for loan guaranty, shares issued	219,555	234,302
Stock issued for loan guaranty, value	$ 32,933	$ 35,145
Gain on settlement of debt	$ (2,183)	$ 2,355